Borrowings (Details 2) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total fixed rate	$ 95,008	$ 45,841	$ 62,245	$ 76,922
Less than one year member | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Total fixed rate	50,663	573
From one to two years member | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Total fixed rate	$ 44,345	$ 45,268